UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2013 – February 28, 2014

Item 1.  Schedule of Investments.

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2014 (Unaudited)

Shares	Security Description		Value
Common Stock - 93.1%
Basic Materials - 5.2%
2,800	E.I. du Pont de Nemours & Co.		$ 186,536
7,100	Goldcorp, Inc.		191,203
1,500	LyondellBasell Industries NV, Class A		132,120
3,700	Sealed Air Corp.		125,948
			635,807

Capital Goods/Industrials - 10.2%
3,400	Eaton Corp. PLC		254,014
8,700	General Electric Co.		221,589
2,300	Raytheon Co.		225,193
3,500	Stanley Black & Decker, Inc.		290,640
2,600	United Parcel Service, Inc., Class B		249,002
			1,240,438

Consumer Cyclicals - 4.2%
3,300	Coach, Inc.		161,073
14,800	Ford Motor Co.		227,772
1,400	Genuine Parts Co.		123,326
			512,171

Consumer Staples - 5.6%
1,100	Kimberly-Clark Corp.		121,385
4,800	Molson Coors Brewing Co., Class B		272,784
3,600	PepsiCo, Inc.		288,252
			682,421

Energy - 11.0%
4,900	BP PLC, ADR		247,989
4,100	ConocoPhillips		272,650
3,200	Ensco PLC, Class A		168,512
1,900	Occidental Petroleum Corp.		183,388
8,700	Spectra Energy Corp.		324,336
2,800	Valero Energy Corp.		134,344
			1,331,219
Financials - 26.3%
9,100	BB&T Corp.		343,980
4,600	Brookfield Office Properties, Inc.		88,044
2,200	CME Group, Inc.		162,404
2,300	Cullen/Frost Bankers, Inc.		171,672
4,800	Fidelity National Financial, Inc., Class A		158,688
4,900	JPMorgan Chase & Co.		278,418
2,500	M&T Bank Corp.		291,475
6,800	MetLife, Inc.		344,556
8,000	Redwood Trust, Inc.		160,800
3,800	The Chubb Corp.		332,424
8,500	U.S. Bancorp		349,690
6,200	Wells Fargo & Co.		287,804
7,800	Weyerhaeuser Co.		230,178
			3,200,133

Health Care - 13.6%
6,900	AbbVie, Inc.		351,279
2,500	Baxter International, Inc.		173,750
3,300	Becton Dickinson and Co.		380,226
1,800	Cardinal Health, Inc.		128,754
4,800	Johnson & Johnson		442,176
5,492	Pfizer, Inc.		176,348
			1,652,533

Technology - 11.7%
3,400	Analog Devices, Inc.		172,788
1,500	Automatic Data Processing, Inc.		116,670
13,300	Cisco Systems, Inc.		289,940
1,700	Harris Corp.		125,494
9,500	Microsoft Corp.		363,945
6,100	TE Connectivity, Ltd.		357,338
			1,426,175

Telecommunications - 3.5%
8,900	Verizon Communications, Inc.		423,462

Utilities - 1.8%
1,900	Dominion Resources, Inc.		131,860
2,700	Exelon Corp.		82,107
			213,967

Total Common Stock (Cost $8,979,243)			11,318,326

Money Market Fund - 1.8%
221,682	Federated Government Obligations Fund, 0.01% (a) (Cost $221,682)		221,682

Total Investments - 94.9% (Cost $9,200,925)*			$ 11,540,008
Other Assets & Liabilities, Net - 5.1%			624,883
NET ASSETS - 100.0%			$ 12,164,891

ADR American Depositary Receipt
PLC Public Limited Company
(a) Variable rate security. Rate presented is as of February 28, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$ 2,383,492
	Gross Unrealized Depreciation	(44,409)
	Net Unrealized Appreciation	$ 2,339,083

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2014:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 11,318,326
	Level 2 - Other Significant Observable Inputs	221,682
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$ 11,540,008

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund.  Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2014 (Unaudited)

AF	Shares	Security Description	Value
Common Stock – 43.7%
Basic Materials – 2.0%
565	CF Industries Holdings, Inc.	$141,758

Communications– 10.1%
4,126	Comtech Telecommunications Corp.	132,073
6,239	Conversant, Inc. (a)	155,101
1,888	DIRECTV (a)	146,509
13,825	Entercom Communications Corp., Class A (a)	136,729
1,986	IAC/InterActiveCorp.	153,975
		724,387
Consumer Discretionary – 5.5%
2,059	Coach, Inc.	100,500
8,839	International Game Technology	133,380
11,998	TiVo, Inc. (a)	161,973
		395,853
Consumer Staples – 12.9%
2,725	Dr. Pepper Snapple Group, Inc.	142,000
11,916	Gentiva Health Services, Inc. (a)	127,620
5,585	LHC Group, Inc. (a)	131,583
15,321	Performant Financial Corp. (a)	121,189
5,527	Revlon Inc., Class A (a)	130,492
4,920	The Providence Service Corp. (a)	130,823
8,370	Triple-S Management Corp., Class B (a)	140,198
		923,905
Financial – 1.8%
1,779	CME Group, Inc.	131,326

Industrials – 5.6%
2,406	Joy Global, Inc.	132,330
1,547	Lindsay Corp.	131,279
3,739	Golar LNG, Ltd.	136,847
		400,456

Technology – 5.8%
3,018	Oracle Corp.	118,034
1,877	SanDisk Corp.	139,461
1,660	VMware, Inc., Class A (a)	159,443
		416,938
Total Common Stock (Cost $3,115,725)	3,134,623

Investment Companies – 40.6%
6,232	First Trust Dow Jones Internet Index Fund	400,842
8,933	Guggenheim Spin-Off ETF	407,345
4,725	iShares North American Tech-Software ETF	409,610
3,762	iShares U.S. Aerospace & Defense ETF	412,278
12,499	iShares U.S. Regional Banks ETF	418,342
5,074	iShares U.S. Oil & Gas Exploration & Production ETF	419,772
5,121	SPDR S&P Retail ETF	438,511
Total Investment Companies (Cost $2,850,571)	2,906,700

Money Market Fund – 1.3%
96,766	Fidelity Institutional Cash Money Market Fund, 0.04% (b) (Cost $96,766)	96,766

Total Investments – 85.6% (Cost $6,063,062)*	$6,138,089
Other Assets & Liabilities, Net – 14.4%	1,030,598
Net Assets – 100.0%	$7,168,687

ETF	Exchange Traded Fund
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of February 28, 2014.

As of February 28, 2014, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
1	10-year Mini JGB Future	03/10/14	$141,403	$1,242
3	Australian 3-year Bond Future	03/15/14	779,271	(946)
1	NASDAQ 100 E-mini Future	03/21/14	73,307	598
1	Cattle Feeder Future	04/17/14	86,956	(418)
1	Sugar #11 (World) Future	05/01/14	19,816	(36)
1	Soybean Future	05/16/14	67,977	2,723
1	Soybean Meal Future	05/16/14	44,022	1,747
1	LME Zinc Future	05/21/14	50,975	1,000
1	Soybean Oil Future	05/23/14	24,748	326
1	Coffee Robusta 10-ton Future	05/30/14	19,562	868
1	KC HRW Wheat Future	05/30/14	33,777	(77)
2	U.S. 2-year Note Future	06/30/14	439,659	91
2	U.S. 5-year Note Future	06/30/14	239,175	544
2	U.S. 10-year Note Future	06/30/14	248,347	716
2	New Zealand 3-month Bill Future	09/15/14	388,400	2,979
1	90-day Bank Bill Future	12/12/14	871,981	(3,368)
2	90-day Euro Currency Future	06/15/15	497,204	71
1	90-day Sterling Future	06/17/15	205,578	1,354
(1)	Canola Future	05/16/14	(7,634)	(131)
			$4,224,524	$9,283

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$172,928
Gross Unrealized Depreciation	(97,901)
Net Unrealized Appreciation	$75,027

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Basic Materials	$141,758	$-	$-	$141,758
Communications	724,387	-	-	724,387
Consumer Discretionary	395,853	-	-	395,853
Consumer Staples	923,905	-	-	923,905
Financial	131,326	-	-	131,326
Industrials	400,456	-	-	400,456
Technology	416,938	-	-	416,938
Investment Companies	2,906,700	-	-	2,906,700
Money Market Fund	-	96,766	-	96,766
Total Investments At Value	6,041,323	96,766	-	6,138,089
Other Financial Instruments**
Futures	14,259	-	-	14,259
Total Assets	$6,055,582	$96,766	$-	$6,152,348
Liabilities
Other Financial Instruments**
Futures	(4,976)	-	-	(4,976)
Total Liabilities	$(4,976)	$-	$-	$(4,976)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (deprecation) at period end.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	April 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	April 4, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 4, 2014